Commitments and Contingencies (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
Commitments and Contingencies (Details) [Line Items]
Number of lease	2	2
Guarantee balance		¥ 25,750,000
Other non-current assets | $	$ 0		$ 3,753,785
Zhejiang Leiya Technology Co., Ltd [Member]
Commitments and Contingencies (Details) [Line Items]
Other non-current assets				¥ 27,400,000